Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about provisions [line items]
Beginning Balance		$ 7,957	$ 7,179
Change in provision		(425)	541
Unwinding of present value discount		145	237
Ending Balance		7,677	7,957
Current		1,223	1,506
Non-current		6,454	6,451
Net carrying amount		7,677	7,957
Restoration [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance	[1]	7,154	6,253
Change in provision	[1]	(449)	664
Unwinding of present value discount	[1]	144	237
Ending Balance	[1]	6,849	7,154
Current	[1]	698	1,011
Non-current	[1]	6,151	6,143
Net carrying amount	[1]	6,849	7,154
Employee benefits [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		522	517
Change in provision		(31)	5
Unwinding of present value discount		0	0
Ending Balance		491	522
Current		302	351
Non-current		189	171
Net carrying amount		491	522
Other [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		281	409
Change in provision		55	(128)
Unwinding of present value discount		1	0
Ending Balance		337	281
Current		223	144
Non-current		114	137
Net carrying amount		$ 337	$ 281

[1]	2024 change in provision is due to a revision of discount rates of $147 million (primarily due to an increase in risk-free rates), changes in foreign exchange rates of $84 million and provisions used of $358 million, offset by changes in estimates of $140 million.